Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ 289,032	$ 277,596
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	203,621	207,209
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	85,411	70,387
Gross insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	332,085	307,955
Gross insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	246,255	237,434
Gross insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	85,830	70,521
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(43,053)	(30,359)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(42,634)	(30,225)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ (419)	$ (134)